16. EVENTS AFTER THE REPORTING PERIOD (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Event 1
Date of event	Jan. 07, 2019
Description of significant events and transactions	Company granted a total of 183,000 stock options at an exercise price of $0.05 per share for a period of five years
Stock Options granted | shares	183,000
Exercise price | $ / shares	$ 0.05
Event 2
Date of event	Feb. 25, 2019
Description of significant events and transactions	Company completed the third tranche of a non-brokered private placement by issuing 2,000,000 units at a price of $0.05 per unit
Units issued | shares	2,000,000
Price per unit | $ / shares	$ 0.05